Filed under Rule 497(e)

Registration No. 333-53589

VALIC Company II

Small Cap Value Fund

(the “Fund”)

Supplement dated October 18, 2016, to the Fund’s

Prospectus dated January 1, 2016, as amended

The following changes are effective as of September 23, 2016:

In the section entitled “Fund Summary: Small Cap Value Fund – Investment Adviser,” the portfolio manager disclosure with respect to Wells Capital Management Incorporated (f/k/a Metropolitan West Capital Management, LLC) (“WellsCap”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Ann Miletti	2016	Managing Director and Lead Portfolio Manager

In the section entitled “Management – Investment Subadvisers,” the information with respect to Samir Sikka, the portfolio manager to the portion of the Fund sub-advised by WellsCap, is hereby deleted in its entirety and replaced with the following:

Ann Miletti is responsible for managing WellsCaps’ portion of the Small Cap Value Fund. Ms. Miletti joined WellsCap or one of its predecessor firms in 1991, where she currently serves as a Managing Director and Lead Portfolio Manager for the PMV Equity Team.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 333-53589

VALIC Company II

Small Cap Value Fund

(the “Fund”)

Supplement dated October 18, 2016, to the Statement of Additional Information (“SAI”)

dated January 1, 2016, as amended

In the table under the section entitled “Portfolio Managers – Other Accounts,” the information with respect to Samir Sikka, a portfolio manager to the Fund associated with Wells Capital Management Incorporated (f/k/a Metropolitan West Capital Management, LLC) (“WellsCap”), is deleted in its entirety and replaced with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
WellsCap	Ann Miletti	5	3,814.2	—	—	9	670.1

*	As of March 31, 2016

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.